American Century Quantitative Equity Funds
PROSPECTUS SUPPLEMENT

INCOME & GROWTH FUND * EQUITY GROWTH FUND * SMALL CAP QUANTITATIVE FUND

Supplement dated March 1, 2001 * Prospectus dated May 1, 2000

As of January 1, 2001, American Century Investment Services, Inc. is the sole distributor of the funds.

The following replaces the sixth paragraph on page 13 of the Investor Class prospectus and the Institutional Class prospectus and on page 11 of the Advisor
Class prospectus.

You will participate in fund distributions, when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

SH-SPL-23894   0103

American Century Quantitative Equity Funds

PROSPECTUS SUPPLEMENT

GLOBAL GOLD FUND * GLOBAL NATURAL RESOURCES FUND * UTILITIES FUND

Supplement dated March 1, 2001 * Prospectus dated May 1, 2000

As of January 1, 2001, American Century Investment Services, Inc. is the sole distributor of the funds.

The following replaces the sixth paragraph on page 19 of the Investor Class prospectus and on page 17 of the Advisor Class prospectus.

You will participate in fund distributions, when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

SH-SPL-23896   0103